Short-term Investments (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Short-term Investments
Investment income related to short-term investments	¥ 463,600	¥ 389,500	¥ 303,400
Short-term investments
Short-term Investments
Cost	11,528,300	9,597,381
Unrealized Gains/(Losses)	146,475	145,282
Estimated Fair Value	¥ 11,674,775	¥ 9,742,663
Short-term investments | Equal to or more than
Short-term Investments
Short-term investments, effective yields (as a percent)	1.90%	2.00%
Short-term investments | Less than
Short-term Investments
Short-term investments, effective yields (as a percent)	5.50%	5.30%